Investment Strategy - AMERICAN CENTURY MUTUAL FUNDS, INC. - BALANCED FUND	Mar. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
For the equity portion of the fund, the fund will primarily invest in large capitalization companies it believes show business improvement using a proprietary multi-factor model that analyzes fundamental measures of a stock’s value and growth potential.
To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum.
Each security is evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest attributes in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that provides better returns, without taking on significant additional risk.
In addition to the large cap equity securities described above, a portion of the fund’s equity allocation may be invested in small cap securities, or in securities of companies located outside the U.S., including developed countries and emerging markets.
The equity investments generally range from 55-65% of the fund’s assets.
For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets and collateralized debt obligations (including collateralized loan obligations). Shorter-term debt securities round out the portfolio.
The fixed-income portion of the fund is primarily invested in investment-grade debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Up to 35% of the fixed-income portion of the fund may also be invested in high-yield securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
The fund may also invest in debt securities issued by companies that are located in emerging market countries—emerging market securities.
The fund may obtain exposure to its desired asset classes through direct investments and/or investments in exchange-traded funds (“ETFs”), including ETFs advised by the advisor.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.